UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10597
Tax-Managed Mid-Cap Core Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Tax-Managed Mid-Cap Core Portfolio	as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value

Advertising Agencies — 2.1%
Omnicom Group	17,500	$1,485,575
		$1,485,575

Aerospace / Defense — 1.1%
Engineered Support Systems, Inc.	14,200	823,742
		$823,742

Applications Software — 1.8%
Jack Henry & Associates, Inc. Class A	62,500	1,299,375
		$1,299,375

Auto Parts and Equipment — 1.4%
Gentex Corp.	30,100	1,018,283
		$1,018,283

Automobiles — 1.6%
Winnebago Industries	33,900	1,169,211
		$1,169,211

Banks - Regional — 1.7%
City National Corp.	18,000	1,256,220
		$1,256,220

Broadcasting and Radio — 3.3%
Cox Radio, Inc. Class A(1)	55,220	870,267
Radio One, Inc., Class D(1)	94,490	1,483,493
		$2,353,760

Building Products — 3.5%
Florida Rock Industries, Inc.	18,700	1,167,815
Valspar Corp.	28,500	1,396,500
		$2,564,315

Business Services - Miscellaneous — 4.6%
ChoicePoint, Inc.(1)	25,066	1,153,036
Fiserv, Inc.(1)	31,200	1,193,400
SEI Investments Co.	26,800	1,001,248
		$3,347,684

Chemicals — 2.4%
Air Products and Chemicals, Inc.	29,100	$1,714,281
		$1,714,281

Computer Services — 1.1%
SunGard Data Systems, Inc.(1)	30,000	806,700
		$806,700

Cosmetics & Toiletries — 1.6%
Alberto-Culver Co.	20,750	1,125,687
		$1,125,687

Distribution/Wholesale — 2.4%
CDW Corp.	29,200	1,708,200
		$1,708,200

Electrical Equipment — 2.0%
Cooper Industries Ltd. Class A	21,100	1,466,450
		$1,466,450

Electronics - Equipment / Instruments — 4.2%
Amphenol Corp. Class A(1)	47,400	1,864,242
National Instruments Corp.	43,450	1,187,923
		$3,052,165

Entertainment — 1.4%
International Speedway Corp. Class A	18,100	994,052
		$994,052

Finance - Investment Management — 7.0%
Affiliated Managers Group, Inc.(1)	29,800	1,889,618
Ambac Financial Group, Inc.	14,700	1,130,136
Franklin Resources, Inc.	7,300	495,378
Legg Mason, Inc.	20,200	1,560,046
		$5,075,178

Food - Wholesale / Distribution — 3.2%
Dean Foods Co.(1)	30,800	1,085,084
Performance Food Group Co.(1)	44,600	1,213,566
		$2,298,650

Gas Distribution — 1.8%
Piedmont Natural Gas Co., Inc.	55,200	1,282,296
		$1,282,296

Healthcare Services — 1.4%
Express Scripts, Inc.(1)	14,000	$1,038,660
		$1,038,660

Household Products — 2.6%
Mohawk Industries, Inc.(1)	21,400	1,894,114
		$1,894,114

Insurance — 2.3%
Ace Ltd.	21,700	941,780
Markel Corp.(1)	2,200	750,200
		$1,691,980

Investment Services — 2.1%
A.G. Edwards, Inc.	34,900	1,488,834
		$1,488,834

Manufacturing — 3.3%
Dover Corp.	20,500	785,150
Pentair, Inc.	36,400	1,613,248
		$2,398,398

Medical - Hospitals — 0.9%
Health Management Associates, Inc. Class A	30,100	664,608
		$664,608

Medical Devices — 2.0%
Varian Medical Systems, Inc.(1)	37,500	1,414,875
		$1,414,875

Medical Products — 7.9%
Biomet, Inc.	22,740	965,995
C.R. Bard, Inc.	18,500	1,254,300
Patterson Companies, Inc.(1)	27,800	1,294,924
Renal Care Group, Inc.(1)	24,750	944,460
Respironics, Inc.(1)	22,300	1,291,170
		$5,750,849

Medical Services/Supplies — 1.1%
DENTSPLY International, Inc.	14,200	796,194
		$796,194

Multi-Utilities — 1.6%
Questar Corp.	22,700	1,153,160
		$1,153,160

Office Electronics/Technology — 1.9%
Zebra Technologies Corp. Class A(1)	26,975	$1,373,837
		$1,373,837

Oil and Gas - Equipment and Services — 2.9%
Cooper Cameron Corp.(1)	12,700	716,407
National-Oilwell, Inc.(1)	37,200	1,371,936
		$2,088,343

Oil and Gas - Exploration and Production — 2.9%
EOG Resources, Inc.	10,700	794,475
Newfield Exploration Co.(1)	21,800	1,334,160
		$2,128,635

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	20,200	911,828
		$911,828

Printing and Business Products — 1.1%
Avery Dennison Corp.	13,400	805,206
		$805,206

Publishing — 1.8%
E.W. Scripps Co.	28,300	1,311,988
		$1,311,988

Retail - Discount — 1.2%
Dollar General Corp.	43,700	883,177
		$883,177

Retail - Restaurants — 1.3%
Sonic Corp.(1)	29,600	942,464
		$942,464

Retail - Specialty and Apparel — 2.2%
Bed Bath and Beyond, Inc.(1)	38,900	1,567,281
		$1,567,281

Semiconductors & Semiconductor Equipment — 1.8%
Microchip Technology, Inc.	51,350	1,337,668
		$1,337,668

Specialty Chemicals and Materials — 1.5%
Ecolab, Inc.	31,500	$1,059,975
		$1,059,975

Telecommunications — 1.3%
CenturyTel, Inc.	29,000	945,400
		$945,400

Transportation — 4.3%
C.H. Robinson Worldwide, Inc.	27,900	1,436,850
Expeditors International of Washington, Inc.	29,200	1,639,288
		$3,076,138

Total Common Stocks (identified cost $58,783,287)		$71,565,436

Total Investments — 98.9% (identified cost $58,783,287)		$71,565,436

Other Assets, Less Liabilities — 1.1%		$780,579

Net Assets — 100.0%		$72,346,015

(1)                                  Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$58,783,287
Gross unrealized appreciation	$13,421,017
Gross unrealized depreciation	(638,868)
Net unrealized appreciation	$12,782,149

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Mid-Cap Core Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	March 17, 2005

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer

Date:	March 17, 2005